Financial Instruments - Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ (6,167)	£ (7,123)
Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(6,849)	(7,841)
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(232)	(847)
Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(314)	(959)
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(681)	(79)
1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(786)	(198)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,049)	(695)
2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(1,150)	(775)
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(657)	(1,119)
3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(720)	(1,209)
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(643)	(701)
4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(715)	(704)
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(2,905)	(3,682)
More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(3,164)	(3,996)
Fixed rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(6,542)	(7,343)
Fixed rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(156)	(576)
Fixed rate borrowings [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(741)	(157)
Fixed rate borrowings [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,106)	(737)
Fixed rate borrowings [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(704)	(1,173)
Fixed rate borrowings [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(709)	(737)
Fixed rate borrowings [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(3,126)	(3,963)
Floating rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(131)	(307)
Floating rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(131)	(307)
Floating rate borrowings [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Floating rate borrowings [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Floating rate borrowings [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Floating rate borrowings [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Floating rate borrowings [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Lease liabilities [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(241)	(324)
Lease liabilities [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(75)	(103)
Lease liabilities [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(63)	(72)
Lease liabilities [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(43)	(57)
Lease liabilities [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(25)	(41)
Lease liabilities [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(4)	(17)
Lease liabilities [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(31)	(34)
Carrying amount [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(6,098)	(6,978)
Carrying amount [member] | Fixed rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(5,828)	(6,541)
Carrying amount [member] | Floating rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(131)	(307)
Carrying amount [member] | Lease liabilities [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(208)	(275)
Cross-currency interest rate swaps [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(581)	(573)
Derivative financial assets	573	614
Cross-currency interest rate swaps [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(32)	(32)
Derivative financial assets	29	30
Cross-currency interest rate swaps [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(34)	(8)
Derivative financial assets	26	7
Cross-currency interest rate swaps [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(14)	(29)
Derivative financial assets	7	26
Cross-currency interest rate swaps [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(501)	(9)
Derivative financial assets	511	7
Cross-currency interest rate swaps [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	(495)
Derivative financial assets	0	544
Cross-currency interest rate swaps [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Derivative financial assets	0	0
Cross-currency interest rate swaps [member] | Carrying amount [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(3)
Derivative financial assets	16	66
Forward foreign exchange contracts [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,357)	(2,010)
Derivative financial assets	2,406	2,043
Forward foreign exchange contracts [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,741)	(1,416)
Derivative financial assets	1,770	1,425
Forward foreign exchange contracts [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(382)	(356)
Derivative financial assets	398	370
Forward foreign exchange contracts [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(207)	(214)
Derivative financial assets	210	223
Forward foreign exchange contracts [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(27)	(24)
Derivative financial assets	28	25
Forward foreign exchange contracts [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Derivative financial assets	0	0
Forward foreign exchange contracts [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Derivative financial assets	0	0
Forward foreign exchange contracts [member] | Carrying amount [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(7)	(9)
Derivative financial assets	48	42
Interest Rate Derivatives | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(12)
Derivative financial assets	36	59
Interest Rate Derivatives | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivative financial assets	22	20
Interest Rate Derivatives | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivative financial assets	10	18
Interest Rate Derivatives | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1)
Derivative financial assets	4	13
Interest Rate Derivatives | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)
Derivative financial assets	0	6
Interest Rate Derivatives | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)
Derivative financial assets	0	1
Interest Rate Derivatives | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(7)
Derivative financial assets	0	1
Interest Rate Derivatives | Carrying amount [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(5)
Derivative financial assets	£ 19	£ 49